Norway Acquisition	12 Months Ended
Mar. 31, 2022
Norway Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Acquisition [Text Block]
5. Norway Acquisition

In May 2018, the Company completed the acquisition of two entities in Norway (the "Norway Acquisition"), Liv Eiendom AS ("Liv Eiendom") and Kolos Norway AS ("Kolos").

As consideration for the acquisition, the Company made cash payments of 55,576,560 Norwegian Kroner ("NOK") (US$6,902,498) to the former shareholders of Kolos, issued 950,000 common shares, issued 250,000 warrants exercisable at C$6.20 for a period of five years and incurred cash transaction costs of $428,127 related to the acquisition.

On May 10, 2021, the Company completed the sale of the net assets of Kolos Norway AS:

Net liability disposed of	$3,371,275
Less: Payment to acquirer	(200,000)
Gain on disposal	$3,171,275

The following are balance sheet items that were derecognized in the sale of the subsidiary:

May 10, 2021
Assets
Current assets
Cash and equivalents	$37,254
Amounts receivable and prepaids	878
Total assets	$38,132

Liabilities and equity
Current liabilities
Accounts payable and accrued liabilities	$82,540

Loans payable	3,326,867
Total liabilities	3,409,407

Net Assets	$(3,371,275)